Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Schedule of authorized, issued and paid shares

The following is a summary of authorized, issued and paid shares:

	December 31, 2017	December 31, 2016
Authorized shares	4,000,000,000	4,000,000,000
Issued and paid common stock	660,800,003	660,800,003
Issued and paid preferred stock	336,187,285	336,187,285

Schedule of movement of the other comprehensive income

The movement of the other comprehensive income as of December 31, 2017 and 2016 is as follows:

				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Hedging reserves	Fair value reserves	Reserve relating to actuarial gains and losses	Revaluation of administrative property (5)	Total OCI reserves
As of December 31, 2016	$122	$(245)	$(31,753)	$(3,558)	$3	$15,143	$27,365	$7,077
Other comprehensive income for the period	6,385	19	(33,385)	3,558	—	(15,018)	31,017	(7,424)

As of December 31, 2017	$6,507	$(226)	$(65,138)	$—	$3	$125	$58,382	$(347)

				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Hedging reserves	Fair value reserves	Reserve relating to actuarial gains and losses	Revaluation of administrative property (5)	Total OCI reserves
As of December 31, 2015	$(21,590)	$—	$(35,847)	$—	$3	$10,854	$18,394	$(28,186)
Other Comprehensive income for the period	21,712	(245)	4,094	(3,558)	—	4,289	8,971	35,263

As of December 31, 2017	$122	$(245)	$(31,753)	$(3,558)	$3	$15,143	$27,365	$7,077

(1)	Hedging Reserves

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flows (See Note 26).

(2)	Fair value reserves

The fair value reserve comprises the cumulative net change in the fair value of available–for–sale financial assets until the assets are derecognized or impaired.

(3)	Reserve relating to actuarial gains and losses

It comprises actuarial gains or losses on defined benefit plans and post–retirement medical benefits recognized in other comprehensive income.

(4)	Income tax on other comprehensive income

Whenever an item of other comprehensive income gives rise to a temporary difference, a deferred income tax asset or liability is recognized directly in other comprehensive income

(5)	Revaluation of administrative property

Revaluation of administrative property is related to the revaluation of administrative buildings and property in Colombia, Costa Rica, and El Salvador. The revaluation reserve is adjusted for increases or decreases in fair values of such property.

Schedule of reclassification, without considering items remaining in OCI

The following provides an analysis of items presented net in the statement of profit or loss and other comprehensive income which have been subject to reclassification, without considering items remaining in OCI which are never reclassified to profit of loss:

	2017	2016
Cash flow hedges:
Reclassification during the year to profit or loss	$10,309	$34,882
Effective valuation of cash flow hedged	(3,924)	(13,170)

	$6,385	$21,712
Fair value reserves:
Valuations of available–for–sale investments	$19	$(245)

	$19	$(245)

Income tax on other comprehensive income:
Reclassification during the year to profit or loss (1)	$—	$(12,801)
Temporary differences within OCI		9,243

	$—	$(3,558)

(1)	Deferred income tax assets resulting from temporary differences affecting the ORI were valued according to paragraph 34 and 35 of IAS 12, taking into account that future losses are presented that do not allow the recoverability of the deferred tax.

Schedule of dividends

The following dividends were paid by the Company during the years ended December 31, 2017 y 2016:

	December 31, 2017	December 31, 2016
Dividend - Ordinary shared	$16,942	$—
Dividend - Preferred shared	8,730	5,723

Total	$25,672	$5,723